Pioneer Diversified
High Income Trust

Schedule of Investments | January 31, 2021

Ticker Symbol: HNW

Schedule of Investments | 1/31/21 (unaudited)

	Shares								Value
		UNAFFILIATED ISSUERS - 147.8%
		COMMON STOCKS - 0.4% of Net Assets
		Auto Components - 0.0%†
	208	Lear Corp.							$31,358
		Total Auto Components							$31,358
		Energy Equipment & Services - 0.3%
	21,079(a)	FTS International, Inc.							$355,392
		Total Energy Equipment & Services							$355,392
		Household Durables - 0.0%†
	89,094(a)	Desarrolladora Homex SAB de CV							$156
		Total Household Durables							$156
		Oil, Gas & Consumable Fuels - 0.1%
	6	Amplify Energy Corp.							$11
	218,823^(a)	PetroQuest Energy, Inc.							109,412
		Total Oil, Gas & Consumable Fuels							$109,423
		Specialty Retail - 0.0%†
	42,088^+(a)	Targus Cayman SubCo., Ltd.							$55,556
		Total Specialty Retail							$55,556
		TOTAL COMMON STOCKS
		(Cost $853,378)							$551,885
		PREFERRED STOCKS - 1.3% of Net Assets
		Banks - 0.8%
	40,675(b)	GMAC Capital Trust I, 6.007% (3 Month USD LIBOR + 579 bps), 2/15/40							$1,078,701
		Total Banks							$1,078,701
		Diversified Financial Services - 0.4%
	500(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)							$550,000
		Total Diversified Financial Services							$550,000
		Internet - 0.1%
	59,182(a)	MYT Holding LLC, 10.0%, 6/6/29							$68,651
		Total Internet							$68,651
		TOTAL PREFERRED STOCKS
		(Cost $1,542,040)							$1,697,352
	Principal Amount USD ($)
		ASSET BACKED SECURITIES - 1.5% of Net Assets
	1,000,000(d)	AIG CLO, Ltd., Series 2019-2A, Class E, 7.468% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)							$977,232
	500,000(d)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.924% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)							463,167
	500,000(d)	Neuberger Berman Loan Advisers CLO 37, Ltd., Series 2020-37A, Class E, 7.274% (3 Month USD LIBOR + 705 bps), 7/20/31 (144A)							502,746
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,976,475)							$1,943,145
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5% of Net Assets
	330,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.38% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)							$384,400
	250,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.38% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)							281,192
	24,689	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)							15,351
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $603,959)							$680,943
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2% of Net Assets
	1,000,000(b)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388%, 7/15/53 (144A)							$939,625
	588,625(d)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.9% (1 Month USD LIBOR + 1,490 bps), 11/19/22 (144A)							588,625
	250,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)							231,784
	70,000(d)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 7.836% (SOFR30A + 775 bps), 1/25/51 (144A)							77,369
	883,555(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)							750,840
	1,000,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.025% (1 Month USD LIBOR + 690 bps), 8/25/29							788,106
	634,408(d)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.374% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)							624,003
	1,000,000(d)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.144% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)							1,016,614
	8,587,363(b)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.236%, 7/25/40							681,578
	750,000(d)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.126% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)							633,287
	500,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.167%, 4/15/46							353,908
	20,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.73%, 1/15/49							22,386
	117,787	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)							115,597
	229,270(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49							180,264
	750,000(d)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.126% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)							503,058
	750,000(d)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.88% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)							782,577
	Principal Amount USD ($)								Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
	900,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)							$737,419
	500,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)							461,250
	497,171(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)							479,114
	1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)							734,609
	1,660,500(b)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.604%, 11/15/48 (144A)							1,080,618
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $12,871,410)							$11,782,631
		CONVERTIBLE CORPORATE BONDS - 2.1% of Net Assets
		Airlines - 0.2%
	225,000	GOL Equity Finance SA., 3.75%, 7/15/24 (144A)							$186,804
		Total Airlines							$186,804
		Banks - 0.0%†
IDR	812,959,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22							$2,897
		Total Banks							$2,897
		Chemicals - 1.5%
	1,900,000(e)	Hercules LLC, 6.5%, 6/30/29							$1,907,125
		Total Chemicals							$1,907,125
		Leisure Time - 0.2%
	230,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)							$279,359
		Total Leisure Time							$279,359
		Pharmaceuticals - 0.1%
	300,000	Tricida, Inc., 3.5%, 5/15/27 (144A)							$145,426
		Total Pharmaceuticals							$145,426
		REITs - 0.1%
	110,000	Summit Hotel Properties, Inc., 1.5%, 2/15/26							$108,212
		Total REITs							$108,212
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $2,146,109)							$2,629,823
		CORPORATE BONDS - 106.4% of Net Assets
		Advertising - 1.6%
	200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)							$210,500
	1,768,000(f)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)							1,803,360
		Total Advertising							$2,013,860
		Aerospace & Defense - 0.4%
	280,000	Howmet Aerospace, Inc., 6.875%, 5/1/25							$326,900
	125,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)							137,510
		Total Aerospace & Defense							$464,410
		Agriculture - 1.1%
	610,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)							$619,504
	815,000	Kernel Holding SA., 6.5%, 10/17/24 (144A)							865,424
		Total Agriculture							$1,484,928
		Airlines - 2.7%
	480,000	Aerovias de Mexico SA. de CV, 7.0%, 2/5/25 (144A)							$196,752
	700,000	Delta Air Lines, Inc., 3.75%, 10/28/29							686,406
	155,000	Delta Air Lines, Inc., 7.375%, 1/15/26							177,973
	500,000	Gol Finance SA., 7.0%, 1/31/25 (144A)							441,125
	470,000	Gol Finance SA., 8.0%, 6/30/26 (144A)							460,600
	645,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)							705,469
EUR	1,000,000	Transportes Aereos Portugueses SA., 5.625%, 12/2/24 (144A)							811,079
		Total Airlines							$3,479,404
		Auto Manufacturers - 1.4%
	1,095,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)							$1,166,175
	550,000	Navistar International Corp., 9.5%, 5/1/25 (144A)							612,235
		Total Auto Manufacturers							$1,778,410
		Auto Parts & Equipment - 1.2%
	840,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)							$ 892,500
	555,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25							620,906
		Total Auto Parts & Equipment							$1,513,406
		Banks - 6.3%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)							$210,000
	300,000(b)	Banco de Galicia y Buenos Aires SAU, 8.25% (5 Year CMT Index + 716 bps), 7/19/26 (144A)							267,000
	685,000(b)(c)	Banco Mercantil del Norte SA., 8.375% (5 Year CMT Index + 776 bps) (144A)							798,025
	650,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)							707,817
	1,453,000(b)(c)	BNP Paribas SA., 6.625% (5 Year USD Swap Rate + 415 bps) (144A)							1,573,308
	397,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)							411,887
	1,165,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)							1,217,425
	350,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)							385,473
	225,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)							252,563
	250,000(b)(c)	Natwest Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)							293,500
	400,000(b)(c)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)							414,000
	200,000	Sberbank of Russia Via SB Capital SA., 5.25%, 5/23/23 (144A)							213,262
	460,000(b)(c)	Societe Generale SA., 7.375% (5 Year USD Swap Rate + 624 bps) (144A)							472,075
	540,000	Turkiye Vakiflar Bankasi TAO, 6.5%, 1/8/26 (144A)							557,820
	Principal Amount USD ($)								Value
		Banks - (continued)
	344,000(b)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)							$344,310
		Total Banks							$8,118,465
		Building Materials - 1.6%
	305,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)							$328,256
	230,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)							240,350
	350,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)							358,533
	1,001,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)							1,093,593
		Total Building Materials							$2,020,732
		Chemicals - 2.4%
	55,000	Blue Cube Spinco LLC, 10.0%, 10/15/25							$58,438
	404,000	Hexion, Inc., 7.875%, 7/15/27 (144A)							431,775
	300,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)							416,465
	280,000	Olin Corp., 9.5%, 6/1/25 (144A)							348,390
	336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)							346,080
	600,000	Tronox, Inc., 6.5%, 5/1/25 (144A)							643,500
	765,000	Tronox, Inc., 6.5%, 4/15/26 (144A)							788,906
		Total Chemicals							$3,033,554
		Coal - 0.4%
	497,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)							$508,182
		Total Coal							$508,182
		Commercial Services - 5.0%
	245,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)							$262,444
	585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)							637,650
	450,000	APX Group, Inc., 6.75%, 2/15/27 (144A)							479,250
	1,501,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)							1,647,347
	150,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)							158,130
	1,835,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)							1,954,275
MXN	4,095,000	Red de Carreteras de Occidente SAB de CV, 9.0%, 6/10/28 (144A)							213,423
	558,000	Sotheby’s, 7.375%, 10/15/27 (144A)							605,430
	411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)							443,346
		Total Commercial Services							$6,401,295
		Computers - 0.7%
	130,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)							$ 135,232
	620,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24							632,400
	80,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)							88,500
	75,000	NCR Corp., 8.125%, 4/15/25 (144A)							82,125
		Total Computers							$938,257
		Diversified Financial Services - 8.4%
	1,110,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)							$1,176,600
	1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)							879,687
	370,000	Avation Capital SA., 6.5%, 5/15/21 (144A)							271,950
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)							613,500
	1,480,000	Credito Real SAB de CV SOFOM ER, 8.0%, 1/21/28 (144A)							1,525,067
	880,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)							741,409
EUR	235,000	Garfunkelux Holdco 3 SA., 6.75%, 11/1/25 (144A)							291,688
GBP	400,000	Garfunkelux Holdco 3 SA., 7.75%, 11/1/25 (144A)							560,051
	1,036,250(g)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.50% cash), 9/15/24 (144A)							927,444
GBP	615,000	Jerrold Finco Plc, 5.25%, 1/15/27 (144A)							835,092
	500,000	Mongolian Mortgage Corp. Hfc LLC, 9.75%, 1/29/22 (144A)							502,522
	455,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)							481,162
	75,000	OneMain Finance Corp., 6.625%, 1/15/28							87,562
	215,000	OneMain Finance Corp., 8.875%, 6/1/25							239,962
	615,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)							621,150
	1,174,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)							1,106,143
		Total Diversified Financial Services							$10,860,989
		Electric - 2.7%
	400,000	Cemig Geracao e Transmissao SA., 9.25%, 12/5/24 (144A)							$463,200
	460,000(b)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)							537,050
	420,000	NRG Energy, Inc., 6.625%, 1/15/27							441,265
	320,000	NRG Energy, Inc., 7.25%, 5/15/26							335,517
	154,058	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)							163,656
	305,000	Oryx Funding, Ltd., 5.8%, 2/3/31 (144A)							311,862
	710,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)							765,025
	550,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)							506,000
	7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)							7,412
		Total Electric							$3,530,987
		Electrical Components & Equipment- 0.5%
	350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)							$381,500
	245,000	WESCO Distribution, Inc., 7.250%, 6/15/28 (144A)							275,224
		Total Electrical Components & Equipment							$656,724
		Engineering & Construction - 1.7%
	200,000	Aeropuertos Dominicanos Siglo XXI SA., 6.75%, 3/30/29 (144A)							$207,200
	227,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.0%, 2/1/26 (144A)							230,972
	1,425,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)							1,578,188
	332,094(h)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)							131,180
		Total Engineering & Construction							$2,147,540
	Principal Amount USD ($)								Value
		Entertainment - 4.1%
	510,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)							$559,725
	200,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)							197,500
	755,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)							849,375
	305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)							348,462
	900,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)							900,792
	295,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)							312,700
	295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)							317,863
	1,574,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)							1,664,324
	110,000	SeaWorld Parks & Entertainment, Inc., 9.5%, 8/1/25 (144A)							117,975
		Total Entertainment							$5,268,716
		Environmental Control - 1.2%
	506,000	Covanta Holding Corp., 6.0%, 1/1/27							$528,542
	330,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)							365,788
	615,000	Tervita Corp., 11.0%, 12/1/25 (144A)							668,813
		Total Environmental Control							$1,563,143
		Food - 2.1%
GBP	380,000	Boparan Finance Plc, 7.625%, 11/30/25 (144A)							$531,167
	660,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)							678,150
	580,000	Minerva Luxembourg SA., 6.5%, 9/20/26 (144A)							610,450
	652,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)							693,858
	225,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)							237,983
		Total Food							$2,751,608
		Forest Products & Paper - 0.6%
	390,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)							$393,416
	379,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)							401,884
		Total Forest Products & Paper							$795,300
		Healthcare-Products - 0.2%
	295,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)							$315,650
		Total Healthcare-Products							$315,650
		Healthcare-Services - 4.2%
	670,000	Auna SAA, 6.5%, 11/20/25 (144A)							$704,840
	125,000	CHS/Community Health Systems, Inc., 6.0%, 1/15/29 (144A)							132,812
	280,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)							298,900
	555,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)							559,163
	430,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)							461,175
	357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)							389,282
	1,066,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)							1,177,930
	1,165,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)							1,275,675
	432,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)							444,960
		Total Healthcare-Services							$5,444,737
		Holding Companies-Diversified - 0.7%
	910,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)							$930,475
		Total Holding Companies-Diversified							$930,475
		Home Builders - 1.9%
	885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29							$993,412
	350,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.375%, 5/15/25 (144A)							360,500
	390,000	Empire Communities Corp., 7.0%, 12/15/25 (144A)							411,723
	211,000	KB Home, 6.875%, 6/15/27							248,453
	340,000	KB Home, 7.625%, 5/15/23							374,850
		Total Home Builders							$2,388,938
		Home Furnishings - 0.9%
EUR	930,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)							$1,174,135
		Total Home Furnishings							$1,174,135
		Hotels, Resorts & Cruise Lines - 0.4%
	530,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)							$530,000
		Total Hotels, Resorts & Cruise Lines							$530,000
		Housewares - 0.1%
	120,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)							$128,700
		Total Housewares							$128,700
		Insurance - 5.5%
	4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)							$7,092,232
		Total Insurance							$7,092,232
		Internet - 1.7%
EUR	1,580,000	eDreams ODIGEO SA., 5.5%, 9/1/23 (144A)							$1,787,542
	215,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)							248,465
	110,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)							120,416
		Total Internet							$2,156,423
		Iron/Steel - 2.1%
	870,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)							$936,155
	105,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)							123,113
	200,000	Metinvest BV, 7.75%, 4/23/23 (144A)							212,296
	1,345,000	Metinvest BV, 7.75%, 10/17/29 (144A)							1,446,036
		Total Iron/Steel							$2,717,600
	Principal Amount USD ($)								Value
		Leisure Time - 1.4%
	100,000	Carnival Corp., 7.625%, 3/1/26 (144A)							$105,750
EUR	130,000	Carnival Corp., 7.625%, 3/1/26 (144A)							165,632
	135,000	Carnival Corp., 10.5%, 2/1/26 (144A)							156,769
	370,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)							366,300
EUR	195,000	Pinnacle Bidco Plc, 5.5%, 2/15/25 (144A)							232,827
	125,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)							135,313
	298,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)							345,121
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)							238,875
		Total Leisure Time							$1,746,587
		Lodging - 1.0%
	410,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)							$453,050
	375,000	Hyatt Hotels Corp., 5.375%, 4/23/25							422,033
	180,000	Hyatt Hotels Corp., 5.75%, 4/23/30							217,255
	150,000	Marriott International, Inc., 5.75%, 5/1/25							173,974
		Total Lodging							$1,266,312
		Machinery-Diversified - 1.0%
	500,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)							$522,500
EUR	625,000	Sofima Holding S.p.A., 3.75%, 1/15/28 (144A)							761,201
		Total Machinery-Diversified							$1,283,701
		Media - 2.1%
	263,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24							$273,274
	1,312,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)							833,120
	441,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)							457,538
EUR	420,000	Virgin Media Finance Plc, 3.75%, 7/15/30 (144A)							521,030
GBP	420,000	Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28 (144A)							590,695
		Total Media							$2,675,657
		Mining - 3.1%
	500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)							$520,625
	400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)							431,472
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)							434,086
	405,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)							429,300
	589,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)							613,120
	483,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)							544,800
	615,000	Novelis Corp., 5.875%, 9/30/26 (144A)							644,212
	375,000	Vedanta Resources, Ltd., 6.375%, 7/30/22 (144A)							339,750
		Total Mining							$3,957,365
		Miscellaneous Manufacturers - 0.2%
	199,000	Koppers, Inc., 6.0%, 2/15/25 (144A)							$204,472
		Total Miscellaneous Manufacturers							$204,472
		Multi-National - 0.3%
IDR	4,840,000,000	Inter-American Development Bank, 7.875%, 3/14/23							$366,950
		Total Multi-National							$366,950
		Oil & Gas - 11.2%
	1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)							$1,186,100
	1,450,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)							1,141,875
	655,000	Cenovus Energy, Inc., 5.375%, 7/15/25							739,411
	660,000	Cenovus Energy, Inc., 6.75%, 11/15/39							854,953
	995,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)							950,225
	155,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)							165,559
	400,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)							406,000
	815,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)							804,812
	1,520,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)							1,575,024
	315,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)							312,638
	350,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)							360,535
	825,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)							851,812
	603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)							589,433
	955,000	Occidental Petroleum Corp., 4.4%, 4/15/46							839,445
	915,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28							530,906
	550,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)							530,558
	610,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)							664,665
	707,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)							728,210
	815,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)							444,175
	995,000	YPF SA., 6.95%, 7/21/27 (144A)							611,925
ARS	7,750,000	YPF SA., 16.5%, 5/9/22 (144A)							62,135
		Total Oil & Gas							$14,350,396
		Oil & Gas Services - 0.8%
	521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)							$546,868
	255,000	SESI LLC, 7.75%, 9/15/24							99,450
	370,000	TechnipFMC Plc, 6.5%, 2/1/26 (144A)							386,432
		Total Oil & Gas Services							$1,032,750
		Packaging & Containers - 0.6%
	730,000	Greif, Inc., 6.5%, 3/1/27 (144A)							$778,362
		Total Packaging & Containers							$778,362
		Pharmaceuticals - 2.6%
	430,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)							$439,353
	547,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)							591,963
	Principal Amount USD ($)								Value
		Pharmaceuticals - (continued)
	369,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)							$312,728
	484,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)							552,970
	465,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)							497,550
	381,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)							409,792
	493,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23							488,760
		Total Pharmaceuticals							$3,293,116
		Pipelines - 6.8%
	900,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)							$896,400
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44							240,350
	555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25							546,675
	450,000(d)	Energy Transfer Operating LP, 3.223% (3 Month USD LIBOR + 302 bps), 11/1/66							310,500
	915,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)							859,734
	420,000	EnLink Midstream Partners LP, 4.15%, 6/1/25							408,450
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45							94,375
	145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47							115,909
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44							276,060
	365,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27							346,750
	197,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27							208,081
	845,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)							887,461
	585,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)							604,797
	555,000	NuStar Logistics LP, 6.375%, 10/1/30							611,888
	935,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23							880,069
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44							1,472,278
		Total Pipelines							$8,759,777
		Real Estate - 0.2%
	315,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29 (144A)							$321,694
		Total Real Estate							$321,694
		REITs - 1.4%
	386,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)							$415,917
	1,404,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)							1,433,835
	10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)							9,977
		Total REITs							$1,859,729
		Retail - 1.7%
	575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)							$546,250
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)							496,139
	220,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)							238,448
	250,000	L Brands, Inc., 6.625%, 10/1/30 (144A)							281,249
	195,000	Park River Holdings, Inc., 5.625%, 2/1/29 (144A)							193,781
	389,000	Staples, Inc., 7.5%, 4/15/26 (144A)							396,815
		Total Retail							$2,152,682
		Sovereign - 0.1%
	207,437(i)	Ecuador Social Bond S.a.r.l, 1/30/35 (144A)							$137,427
		Total Sovereign							$137,427
		Telecommunications - 6.5%
	695,000	Altice France Holding SA., 6.0%, 2/15/28 (144A)							$700,212
	607,000	Altice France Holding SA., 10.5%, 5/15/27 (144A)							680,599
	200,000	Altice France SA., 8.125%, 2/1/27 (144A)							221,000
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)							311,250
	325,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)							347,750
	242,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)							246,840
	96,866	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.75%, 5/25/24 (144A)							100,741
	51,352(g)	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 13.0% (7.0% PIK 6.0% cash), 12/31/25 (144A)							51,609
	750,000	Digicel, Ltd., 6.75%, 3/1/23							617,812
	1,345,000	Kenbourne Invest SA., 6.875%, 11/26/24 (144A)							1,452,264
	505,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)							528,356
	340,000	Sprint Corp., 7.125%, 6/15/24							396,454
	850,000	Sprint Corp., 7.625%, 3/1/26							1,047,625
	770,000	Total Play Telecomunicaciones SA de CV, 7.5%, 11/12/25 (144A)							760,837
	875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)							885,937
		Total Telecommunications							$8,349,286
		Transportation - 1.3%
	575,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)							$616,688
	965,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)							1,075,975
		Total Transportation							$1,692,663
		Trucking & Leasing - 0.3%
	325,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)							$367,477
		Total Trucking & Leasing							$367,477
		TOTAL CORPORATE BONDS
		(Cost $127,788,750)							$136,805,203
		FOREIGN GOVERNMENT BONDS - 3.7% of Net Assets
		Angola - 0.3%
	448,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)							$446,932
		Total Angola							$446,932
	Principal Amount USD ($)								Value
		Argentina - 0.0%†
	58,960	Province of Salta Argentina, 9.5%, 3/16/22 (144A)							$52,180
		Total Argentina							$52,180
		Bahrain - 0.7%
	490,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)							$502,877
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)							346,969
		Total Bahrain							$849,846
		Ghana - 0.6%
	320,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)							$323,200
	500,000	Ghana Government International Bond, 8.627%, 6/16/49							501,850
		Total Ghana							$825,050
		Mexico - 0.8%
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42							$53,674
MXN	18,385,500	Mexican Bonos, 8.0%, 12/7/23							983,943
		Total Mexico							$1,037,617
		Oman - 0.6%
	440,000	Oman Government International Bond, 6.25%, 1/25/31 (144A)							$466,414
	235,000	Oman Government International Bond, 6.75%, 10/28/27 (144A)							259,736
		Total Oman							$726,150
		Ukraine - 0.7%
	750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)							$842,813
		Total Ukraine							$842,813
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $4,607,599)							$4,780,588
		INSURANCE-LINKED SECURITIES - 14.6% of Net Assets#
		Event Linked Bonds- 3.4%
		Earthquakes - Japan - 0.4%
	500,000(d)	Kizuna Re II, 2.548% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)							$500,000
		Multiperil - Europe - 0.5%
EUR	500,000+(d)	Lion II Re, 3.57% (3 Month EURIBOR + 357 bps), 7/15/21 (144A)							$607,838
		Multiperil - U.S. - 1.0%
	375,000+(d)	Caelus Re V, 0.551% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)							$33
	400,000+(d)	Caelus Re V, 0.551% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)							40
	250,000(d)	Caelus Re V, 7.24% (3 Month U.S. Treasury Bill + 724 bps), 6/7/21 (144A)							62,500
	250,000(d)	Four Lakes Re, 7.051% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)							250,000
	250,000(d)	Four Lakes Re, 9.551% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)							249,700
	250,000(d)	Kilimanjaro Re, 4.978% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)							251,425
	250,000(d)	Residential Reinsurance 2018 Re, 11.838% (3 Month U.S. Treasury Bill + 1,179 bps), 12/6/22 (144A)							250,650
	250,000(d)	Residential Reinsurance 2019, 12.418% (3 Month U.S. Treasury Bill + 1,237 bps), 12/6/23 (144A)							250,575
									$1,314,923
		Multiperil - U.S. & Canada - 0.6%
	250,000(d)	Hypatia, Ltd., 9.798% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)							$267,000
	500,000(d)	Mona Lisa Re, 8.048% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)							507,500
									$774,500
		Pandemic - U.S. - 0.2%
	250,000(d)	Vitality Re XI, 1.848% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)							$238,000
		Windstorm - Texas - 0.2%
	250,000(d)	Alamo Re II, 5.801% (1 Month U.S. Treasury Bill + 575 bps), 6/8/23 (144A)							260,700
		Windstorm - U.S. Multistate - 0.0%†
	750,000+(d)	Citrus Re, 0.151% (3 Month U.S. Treasury Bill + 10 bps), 2/25/21 (144A)							$83
		Windstorm - U.S. Regional - 0.5%
	250,000(i)	Matterhorn Re, 12/7/21 (144A)							$232,000
	250,000(d)	Matterhorn Re, 6.298% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)							252,250
	250,000(d)	Matterhorn Re, 7.548% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)							251,000
									735,250
		Total Event Linked Bonds							$4,431,294
	Face Amount USD ($)								Value
		Collateralized Reinsurance - 2.6%
		Multiperil – Massachusetts - 0.2%
	250,000+(a)(j)	Denning Re, 7/31/24							$249,032
		Multiperil - U.S. - 0.4%
	250,000+(a)(j)	Ballybunion Re, 2/28/22							$261,264
	250,000+(j)	Dingle Re 2019, 2/1/22							5,131
	250,000+(a)(j)	Port Royal Re 2019, 5/31/21							258,023
									$524,418
		Multiperil - U.S. Regional - 0.3%
	350,000+(a)(j)	Ailsa Re 2019, 6/30/21							$366,507
		Multiperil - Worldwide - 0.9%
	650,000+(a)(j)	Cypress Re 2017, 1/31/22							$65
	462,683+(a)(j)	Dartmouth Re 2018, 1/15/21							97,672
	100,000+(a)(j)	Dartmouth Re 2021, 12/31/24							75,095
	Face Amount USD ($)								Value
		Multiperil - Worldwide - (continued)
	389,876+(a)(j)	Gloucester Re 2018, 2/28/21							$68,618
	27,000+(a)(j)	Limestone Re, 3/1/23 (144A)							44,132
	250,000+(a)(j)	Merion Re 2021-1, 12/31/24							218,964
	250,000+(a)(j)	Old Head Re 2021, 12/31/24							194,699
	333,342+(a)(j)	Oyster Bay Re 2018, 1/15/21							302,541
	700,000+(a)(j)	Resilience Re, 5/1/21							70
	567,400+(a)(j)	Seminole Re 2018, 1/15/21							14,019
	250,000+(a)(j)	Walton Health Re 2019, 6/30/21							210,085
									$1,225,960
		Windstorm - Florida - 0.4%
	750,000+(a)(j)	Portrush Re 2017, 6/15/21							$478,575
		Windstorm - U.S. Regional - 0.4%
	250,000+(j)	Liphook Re 2020, 6/30/24							$254,872
	350,000+(a)(j)	Oakmont Re 2020, 4/30/24							273,153
									$528,025
		Total Collateralized Reinsurance							$3,372,517
		Reinsurance Sidecars - 8.6%
		Multiperil - U.S. - 0.8%
	1,000,000+(a)(j)	Carnoustie Re 2017, 11/30/21							$131,800
	250,000+(a)(j)	Carnoustie Re 2020, 12/31/23							40,800
	231,715+(a)(j)	Carnoustie Re 2021, 12/31/24							233,452
	400,000+(a)(j)	Castle Stuart Re 2018, 12/1/21							42,142
	1,000,000+(a)(k)	Harambee Re 2018, 12/31/21							18,600
	1,000,000+(k)	Harambee Re 2019, 12/31/22							9,200
	500,000+(a)(k)	Harambee Re 2020, 12/31/23							535,900
									$1,011,894
		Multiperil - U.S. Regional - 0.0%†
	250,000+(a)(j)	Brotherhood Mutual Re, 12/31/22							$37,000
		Multiperil - Worldwide - 7.8%
	3,037+(k)	Alturas Re 2019-2, 3/10/22							$14,103
	24,550+(k)	Alturas Re 2019-3, 9/12/23							34,125
	500,000+(k)	Alturas Re 2020-2, 3/10/23							535,250
	225,450+(a)(k)	Alturas Re 2020-3, 9/30/24							234,581
	500,000+(a)(j)	Bantry Re 2018, 12/31/21							5,700
	492,000+(j)	Bantry Re 2019, 12/31/22							16,710
	470,033+(a)(j)	Bantry Re 2020, 12/31/23							68,719
	500,000+(a)(j)	Bantry Re 2021, 12/31/24							504,250
	1,579,039+(a)(j)	Berwick Re 2018-1, 12/31/21							192,169
	1,128,124+(a)(j)	Berwick Re 2019-1, 12/31/22							134,811
	993,323+(j)	Berwick Re 2020-1, 12/31/23							99
	1,000,000+(a)(j)	Berwick Re 2021-1, 12/31/24							1,004,500
	400,000+(k)	Blue Lotus Re 2018, 12/31/21							5,760
	37,500+(j)	Eden Re II, 3/22/22 (144A)							24,909
	12,500+(j)	Eden Re II, 3/22/22 (144A)							8,607
	7,125+(j)	Eden Re II, 3/22/23 (144A)							27,758
	70,000+(a)(j)	Eden Re II, 3/22/24 (144A)							158,760
	600,000+(a)	Eden Re II, Series B, 12/31/24 (144A)							600,000
	2,400,000+(a)(j)	Gleneagles Re 2016, 11/30/21							74,880
	1,500,000+(a)(j)	Gleneagles Re 2017, 12/31/17							156,396
	250,000+(a)(j)	Gleneagles Re 2018, 12/31/21							29,575
	221,708+(j)	Gleneagles Re 2019, 12/31/22							4,955
	243,580+(a)(j)	Gleneagles Re 2020, 12/31/23							34,540
	250,000+(a)(j)	Gleneagles Re 2021, 12/31/24							250,625
	1,059,157+(a)(j)	Gullane Re 2018, 12/31/21							1,080,547
	1,000+(j)	Limestone Re 2018, 3/1/22							10,352
	250,000+(a)(j)	Lion Rock Re 2020, 1/31/21							284,850
	750,000+(a)(k)	Lorenz Re 2018, 7/1/21							8,925
	498,977+(a)(k)	Lorenz Re 2019, 6/30/22							32,883
	63,338+(a)(k)	Lorenz Re 2020, 6/30/23							70,970
	336,662+(a)(k)	Lorenz Re 2020, 6/30/23							377,230
	500,000+(a)(j)	Merion Re 2018-2, 12/31/21							82,750
	500,000+(a)(j)	Merion Re 2021-2, 12/31/24							504,892
	250,000+(a)(k)	NCM Re 2018, 12/31/21							14,875
	103,281+(k)	NCM Re 2019, 12/31/22							12,156
	1,000,000+(a)(j)	Pangaea Re 2018-1, 12/31/21							21,054
	1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22							20,743
	819,247+(a)(j)	Pangaea Re 2019-1, 2/1/23							17,071
	735,313+(a)(j)	Pangaea Re 2019-3, 7/1/23							26,450
	810,646+(a)(j)	Pangaea Re 2020-1, 2/1/24							93,467
	790,000+(a)(j)	Pangaea Re 2020-1, 12/31/24							791,975
	620,500+(a)(j)	Pangaea Re 2020-3, 7/1/24							662,241
	250,000+(a)(j)	Phoenix One Re, 1/4/27							250,600
	200,000+(a)(j)	Sector Re V, 3/1/24 (144A)							85,861
	25,000+(a)(j)	Sector Re V, 12/1/24 (144A)							62,703
	225,000+(a)(j)	Sector Re V, 12/1/25 (144A)							229,174
	1,000,000+(a)(j)	St. Andrews Re 2017-1, 2/1/21							67,800
	Face Amount USD ($)								Value
		Multiperil - Worldwide - (continued)
	515,671+(j)	Sussex Re 2020-1, 12/31/22							$34,344
	250,000+(a)(j)	Sussex Re 2021-1, 12/31/24							251,500
	500,000+(a)(k)	Thopas Re 2018, 12/31/21							–
	313,499+(a)(k)	Thopas Re 2019, 12/31/22							12,383
	300,000+(k)	Thopas Re 2020, 12/31/23							2,190
	250,000+(a)(k)	Thopas Re 2020, 12/31/24							251,450
	500,000+(a)(j)	Versutus Re 2018, 12/31/21							1,400
	441,274+(j)	Versutus Re 2019-A, 12/31/21							17,739
	58,727+(j)	Versutus Re 2019-B, 12/31/21							2,361
	500,000+(a)(k)	Viribus Re 2018, 12/31/21							–
	212,306+(k)	Viribus Re 2019, 12/31/22							8,705
	240,783+(a)(k)	Viribus Re 2020, 12/31/23							219,257
	507,289+(a)(j)	Woburn Re 2018, 12/31/21							46,739
	499,829+(a)(j)	Woburn Re 2019, 12/31/22							168,296
									$9,947,715
		Total Reinsurance Sidecars							$10,996,609
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $20,912,772)							$18,800,420
	Principal Amount USD ($)
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 8.1% of Net Assets*(d)
		Aerospace & Defense - 1.1%
	535,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21							$545,031
	32,866	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 3.851% (LIBOR + 1,450 bps), 12/31/21							33,729
	324,606	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.37% (LIBOR + 425 bps), 6/19/26							309,188
	482,500	Peraton Corp., First Lien Initial Term Loan, 6.25% (LIBOR + 525 bps), 4/29/24							482,500
		Total Aerospace & Defense							$1,370,448
		Automobile - 1.3%
	428,132	Commercial Vehicle Group, Inc. (CVG), Initial Term Loan, 7.0% (LIBOR + 600 bps), 4/12/23							$421,710
	500,000	Drive Chassis Holdco LLC, Second Lien Term B Loan, 8.484% (LIBOR + 825 bps), 4/10/26							507,500
	689,466	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24							701,747
		Total Automobile							$1,630,957
		Building Materials - 0.3%
	386,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 5.0% (LIBOR + 400 bps), 5/1/24							$386,965
		Total Building Materials							$386,965
		Buildings & Real Estate - 0.3%
	397,988	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23							$391,354
		Total Buildings & Real Estate							$391,354
		Computers & Electronics - 0.8%
	175,559	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.371% (LIBOR + 425 bps), 6/26/25							$171,974
	276,185	Natel Engineering Co., Inc., Initial Term Loan, 6.0% (LIBOR + 500 bps), 4/30/26							264,102
	243,125	Signify Health LLC, Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/23/24							243,936
	404,232	Ultra Clean Holdings, Inc., Term B Loan, 4.621% (LIBOR + 450 bps), 8/27/25							402,211
		Total Computers & Electronics							$1,082,223
		Diversified & Conglomerate Manufacturing - 0.1%
	97,500	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25							$97,013
		Total Diversified & Conglomerate Manufacturing							$97,013
		Diversified & Conglomerate Service - 0.9%
	239,442	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23							$227,470
	555,210	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23							526,895
	367,185	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24							344,465
		Total Diversified & Conglomerate Service							$1,098,830
		Healthcare, Education & Childcare - 0.7%
	211,269	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25							$205,657
	238,200	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24							244,989
	493,750	U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26							495,293
		Total Healthcare, Education & Childcare							$945,939
		Insurance - 0.5%
	339,036	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22							$335,645
	326,527	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22							318,364
		Total Insurance							$654,009
		Leisure & Entertainment - 0.1%
	191,703	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25							$172,812
		Total Leisure & Entertainment							$172,812
		Machinery - 0.4%
	494,999	MHI Holdings LLC, Initial Term Loan, 5.121% (LIBOR + 500 bps), 9/21/26							$498,403
	14,921	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22							14,914
		Total Machinery							$513,317
		Media - 0.0%†
	980	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 2.377% (LIBOR + 225 bps), 7/17/25							$977
	Principal Amount USD ($)								Value
		Media - (continued)
	617	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.377% (LIBOR + 225 bps), 1/15/26							$614
		Total Media							$1,591
		Oil & Gas - 0.6%
	384,038(l)	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 5/13/22							$86,409
	661,120	Traverse Midstream Partners LLC, Advance Term Loan, 6.5% (LIBOR + 550 bps), 9/27/24							651,203
		Total Oil & Gas							$737,612
		Retail - 0.3%
	338,625	Bass Pro Group LLC, Initial Term Loan, 5.75% (LIBOR + 500 bps), 9/25/24							$339,592
		Total Retail							$339,592
		Securities & Trusts - 0.5%
	641,500	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25							$653,127
	46,500	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps/PRIME + 800 bps), 12/23/25							47,343
		Total Securities & Trusts							$700,470
		Transportation - 0.2%
	318,500	Envision Healthcare Corp., Initial Term Loan, 3.871% (LIBOR + 375 bps), 10/10/25							$274,069
		Total Transportation							$274,069
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $10,667,795)							$10,397,201
	Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date
		OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
	18,332^(m)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(n)	10/23/22	$–
	18,332^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(n)	10/23/22	–
									$–
		TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
		(Premiums paid $0)							$–
		OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
	2,720,000	Put EUR Call USD	Bank of America NA	USD	42,366	USD	1.11	3/8/21	$3
	358,000	Put EUR Call USD	Bank of America NA	EUR	5,924	EUR	1.11	6/4/21	136
	1,100,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR	7,139	EUR	1.15	5/17/21	1,452
									$1,591
		TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
		(Premiums paid $55,429)							$1,591
		TOTAL OPTIONS PURCHASED
		(Premiums paid $55,429)							$1,591
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 147.8%
		(Cost $184,025,716)(p)							$190,070,782
	Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
		OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
	(358,000)	Call EUR Put USD	Bank of America NA	EUR	5,924	EUR	1.17	6/4/21	$(17,293)
	(2,720,000)	Call EUR Put USD	Bank of America NA	EUR	42,366	EUR	1.20	3/8/21	(43,920)
	(1,100,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR	7,139	EUR	1.24	5/17/21	(7,895)
									$(69,108)
		TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
		(Premiums received $(55,429))							$(69,108)
		OTHER ASSETS AND LIABILITIES - (47.8)%							$(61,439,604)
		NET ASSETS - 100.0%							$128,562,070

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2021, the value of these securities amounted to $138,268,791, or 107.6% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2021.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2021.
(e)	Security is priced as a unit.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2021.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is in default.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	This term loan will settle after January 31, 2021, at which time the interest rate will be determined.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(p)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	55.8%
	Bermuda	9.9
	Canada	7.3
	Luxembourg	5.3
	Mexico	4.0
	United Kingdom	2.7
	Cayman Islands	2.5
	Netherlands	1.8
	Italy	1.4
	Multinational	1.2
	France	1.2
	Ireland	1.1
	Other (individually less than 1%)	5.8
		100.0%
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2019	6/4/2019	$ 350,000	$ 366,507
Alamo Re II	5/29/2020	250,000	260,700
Alturas Re 2019-2	12/19/2018	3,037	14,103
Alturas Re 2019-3	6/26/2019	24,550	34,125
Alturas Re 2020-2	12/23/2019	500,000	535,250
Alturas Re 2020-3	8/3/2020	225,450	234,581
Ballybunion Re	12/31/2019	250,673	261,264
Bantry Re 2018	2/6/2019	5,689	5,700
Bantry Re 2019	2/1/2019	–	16,710
Bantry Re 2020	2/4/2020	26,121	68,719
Bantry Re 2021	1/27/2021	500,000	504,250
Berwick Re 2018-1	1/10/2018	300,831	192,169
Berwick Re 2019-1	12/31/2018	134,801	134,811
Berwick Re 2020-1	9/24/2020	–	99
Berwick Re 2021-1	12/28/2020	1,000,000	1,004,500
Blue Lotus Re 2018	12/20/2017	–	5,760
Brotherhood Mutual Re	1/22/2018	66,880	37,000
Caelus Re V	4/27/2017	400,000	40
Caelus Re V	4/27/2017	375,000	33
Caelus Re V	5/4/2018	250,000	62,500
Carnoustie Re 2017	1/5/2017	237,757	131,800
Carnoustie Re 2020	7/16/2020	18,285	40,800
Carnoustie Re 2021	1/25/2021	231,715	233,452
Castle Stuart Re 2018	12/20/2017	122,715	42,142
Citrus Re	2/19/2016	750,000	83
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	188,086	97,672
Dartmouth Re 2021	1/19/2021	74,895	75,095
Denning Re	11/9/2020	244,779	249,032
Dingle Re 2019	3/4/2019	–	5,131
Eden Re II	12/15/2017	747	8,607
Eden Re II	1/23/2018	867	24,909
Eden Re II	12/23/2019	70,000	158,760
Eden Re II	1/22/2019	836	27,758
Eden Re II, Series B	1/25/2021	600,000	600,000
Four Lakes Re	11/5/2020	250,000	250,000
Four Lakes Re	11/5/2020	250,000	249,700
Gleneagles Re 2016	1/14/2016	–	74,880
Gleneagles Re 2017	1/13/2017	223,250	156,396

Restricted Securities	Acquisition date	Cost	Value
Gleneagles Re 2018	1/11/2018	20,068	29,575
Gleneagles Re 2019	12/31/2018	–	4,955
Gleneagles Re 2020	6/24/2020	12,113	34,540
Gleneagles Re 2021	1/13/2021	250,000	250,625
Gloucester Re 2018	1/2/2018	63,180	68,618
Gullane Re 2018	3/26/2018	1,009,370	1,080,547
Harambee Re 2018	12/19/2017	78,048	18,600
Harambee Re 2019	12/20/2018	–	9,200
Harambee Re 2020	2/27/2020	500,000	535,900
Hypatia, Ltd.	7/10/2020	250,000	267,000
Kilimanjaro Re	6/12/2020	245,662	251,425
Kizuna Re II	3/16/2018	500,000	500,000
Limestone Re	6/20/2018	24,542	44,132
Limestone Re 2018	6/20/2018	1,000	10,352
Lion II Re	6/21/2017	557,175	607,838
Lion Rock Re 2020	12/30/2019	250,000	284,850
Liphook Re 2020	7/14/2020	234,211	254,872
Lorenz Re 2018	6/26/2018	172,462	8,925
Lorenz Re 2019	6/26/2019	162,315	32,883
Lorenz Re 2020	8/12/2020	336,662	377,230
Lorenz Re 2020	8/11/2020	63,338	70,970
Matterhorn Re	6/25/2020	229,176	232,000
Matterhorn Re	1/29/2020	250,000	252,250
Matterhorn Re	12/20/2019	250,000	251,000
Merion Re 2018-2	12/28/2017	20,576	82,750
Merion Re 2021-1	1/19/2021	216,019	218,964
Merion Re 2021-2	12/28/2020	500,000	504,892
Mona Lisa Re	12/30/2019	500,000	507,500
NCM Re 2018	12/27/2017	37,305	14,875
NCM Re 2019	4/30/2019	562	12,156
Oakmont Re 2020	12/3/2020	239,355	273,153
Old Head Re 2021	1/22/2021	189,818	194,699
Oyster Bay Re 2018	1/17/2018	297,524	302,541
Pangaea Re 2018-1	1/11/2018	143,007	21,054
Pangaea Re 2018-3	5/31/2018	240,861	20,743
Pangaea Re 2019-1	1/9/2019	8,601	17,071
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Pangaea Re 2020-1	1/21/2020	7,832	93,467
Pangaea Re 2020-1	1/28/2021	790,000	791,975
Pangaea Re 2020-3	9/15/2020	620,500	662,241
Phoenix One Re	12/21/2020	250,000	250,600
Port Royal Re 2019	5/20/2019	230,164	258,023
Portrush Re 2017	6/12/2017	575,239	478,575
Residential Reinsurance 2018 Re	11/15/2018	250,000	250,650
Residential Reinsurance 2019	11/5/2019	250,000	250,575
Resilience Re	2/8/2017	339	70
Sector Re V	4/23/2019	200,000	85,861
Sector Re V	12/4/2019	25,000	62,703
Sector Re V	12/21/2020	225,000	229,174
Seminole Re 2018	1/2/2018	4,931	14,019
St. Andrews Re 2017-1	1/5/2017	67,748	67,800
Sussex Re 2020-1	1/21/2020	–	34,344
Sussex Re 2021-1	1/26/2021	250,000	251,500
Thopas Re 2018	12/12/2017	67,882	–
Thopas Re 2019	2/13/2019	11,878	12,383
Thopas Re 2020	12/30/2019	–	2,190
Thopas Re 2021	1/22/2021	250,000	251,450
Versutus Re 2018	12/20/2017	6,311	1,400
Versutus Re 2019-A	1/28/2019	–	17,739
Versutus Re 2019-B	12/24/2018	–	2,361
Viribus Re 2018	12/22/2017	40,776	–
Viribus Re 2019	3/25/2019	–	8,705
Viribus Re 2020	3/12/2020	240,783	219,257
Vitality Re XI	1/23/2020	250,000	238,000
Walton Health Re 2019	7/18/2019	154,248	210,085
Woburn Re 2018	3/20/2018	189,029	46,739
Woburn Re 2019	1/30/2019	150,954	168,296
Total Restricted Securities			$18,800,420
% of Net assets			14.6%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,312	EUR	(165,000)	Bank of New York Mellon Corp.	2/25/21	$ 33
EUR	990,000	USD	(1,204,447)	HSBC Bank USA NA	4/28/21	(1,052)
EUR	175,000	USD	(213,833)	State Street Bank & Trust Co.	3/26/21	(1,260)
USD	468,472	EUR	(390,000)	State Street Bank & Trust Co.	2/25/21	(4,916)
USD	365,274	EUR	(300,000)	State Street Bank & Trust Co.	3/26/21	863
USD	826,132	GBP	(605,000)	State Street Bank & Trust Co.	2/26/21	(3,138)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ (9,470)

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Trust’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$11	$109,412	$–	$109,423
Specialty Retail	–	–	55,556	55,556
All Other Common Stocks	386,906	–	–	386,906
Preferred Stocks
Diversified Financial Services	–	550,000	–	550,000
Internet	–	68,651	–	68,651
Banks	1,078,701	–	–	1,078,701
Asset Backed Securities	–	1,943,145	–	1,943,145
Collateralized Mortgage Obligations	–	680,943	–	680,943
Commercial Mortgage-Backed Securities	–	11,782,631	–	11,782,631
Convertible Corporate Bonds	–	2,629,823	–	2,629,823
Corporate Bonds	–	136,805,203	–	136,805,203
Foreign Government Bonds	–	4,780,588	–	4,780,588
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - Europe	–	–	607,838	607,838
Multiperil - U.S.	–	1,314,850	73	1,314,923
Windstorm - U.S. Multistate	–	–	83	83
Collateralized Reinsurance
Multiperil – Massachusetts	–	–	249,032	249,032
Multiperil - U.S.	–	–	524,418	524,418
Multiperil - U.S. Regional	–	–	366,507	366,507
Multiperil - Worldwide	–	–	1,225,960	1,225,960
Windstorm - Florida	–	–	478,575	478,575
Windstorm - U.S. Regional	–	–	528,025	528,025
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,011,894	1,011,894
Multiperil - U.S. Regional	–	–	37,000	37,000
Multiperil - Worldwide	–	–	9,947,715	9,947,715
All Other Insurance-Linked Securities	–	2,508,450	–	2,508,450
Senior Secured Floating Rate Loan Interests	–	10,397,201	–	10,397,201
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	1,591	–	1,591
Total Investments in Securities	$1,465,618	$173,572,488	$15,032,676	$190,070,782
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(69,108)	$–	$(69,108)
Net unrealized depreciation on forward foreign currency exchange contracts	–	(9,470)	–	(9,470)
Total Other Financial Instruments	$–	$(78,578)	$–	$(78,578)

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 4/30/20	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out to Level 3 categories*	Balance as of 1/31/21
Common Stocks
Oil, Gas & Consumable Fuels	$ 22,354	$ --	$ --	$ --	$ --	$ --	$ (22,354)	$ --
Specialty Retail	50,085	--	5,471	--	--	--	--	55,556
Insurance-Linked Securities
Event Linked Bonds
Multiperil - Europe	--	--	63,255	--	--	--	544,583	607,838
Multiperil - U.S.	--	--	(82)	--	--	--	155	73
Windsorm - U.S. Multistate	--	--	(36,675)	--	--	--	36,758	83
Collateralized Reinsurance
Multiperil - Massachusetts	254,969	--	(5,561)	244,780	(245,156)	--	--	249,032
Multiperil - U.S.	762,755	--	1,580	--	(239,917)	--	--	524,418
Multiperil - U.S. & Canada	245,733	--	(4,958)	--	(240,775)	--	--	--
Multiperil - U.S. Regional	629,445	--	(26,053)	--	(236,885)	--	--	366,507
Multiperil - Worldwide	2,505,327	--	(162,369)	480,732	(1,595,950)	(1,780)	--	1,255,960
Windstorm - Florida	478,575	--	--	--	--	--	--	478,575
Windstorm - North Carolina	3,646		(3,646)	--	--			--
Windstorm - U.S. Regional	294,328	--	7,944	548,761	(325,557)	2,549	--	528,025
Industry Loss Warranties
Multiperil – U.S.	236,142	--	(10,423)	--	(225,719)	--	--	--
Reinsurance Sidecars
Multiperil – U.S.	957,835	--	(61,744)	481,715	(365,912)	--	--	1,011,894
Multiperil – U.S. Regional	41,250	--	(4,250)	--	--	--	--	37,000
Multiperil – Worldwide	10,225,916	(351,278)	508,915	7,097,853	(7,533,691)	--	--	9,947,715
Total	$ 16,708,360	$ (351,278)	$ 271,404	$ 8,853,841	$ (11,009,562)	$ 769	$ 559,142	$ 15,032,676

*
Transfers are calculated on the beginning of period values. During the nine months ended January 31, 2021, securities with an aggregate market value of $581,496 transferred from Level 2 to Level 3 due to the use of unobservable inputs. During the nine months ended January 31, 2021, security with an aggregate market value of $22,354 was transferred from Level 3 to Level 2 as there were observable inputs available to determine their value. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2021: $185,255.